PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2021
PREPAID AND OTHER CURRENT ASSETS, NET
PREPAID AND OTHER CURRENT ASSETS, NET

7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	4,069	3,651
Staff advances	3,723	2,496
Rental deposits	2,826	1,289
Prepayments to suppliers	9,209	5,799
Subsidy receivable (Note iii)	4,567	—
Loans to third parties (Note iv)	—	4,188
Others (Note v)	8,510	7,737
Total before allowance for doubtful accounts	117,704	109,960
Less: allowance for doubtful accounts	(70)	(70)
Total	117,634	109,890

Allowance for doubtful accounts:

	As of December 31,
	2020	2021
	RMB	RMB
Balance at beginning of year	(4,339)	(70)
Addition (Note vi)	(1,046)	(869)
Written off (Note vi)	5,315	869
Balance at end of year	(70)	(70)

(Note i) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

(Note ii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2020 and 2021, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (see Note 13 -Accrued and Other Liabilities); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note iii) On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interest of NewSchool. As part of the acquisition, a subsidy was provided by the seller for each of the four years after the acquisition for the loss of certain online business of NewSchool after the change of ownership. Refer to Note 23-Acquisition for further background information. On October 4, 2021, the Group reached an agreement with the seller to settle the subsidy receivable from the seller, current and non-current, with the consideration payable due to the seller. As of December 31, 2021, the net subsidy receivable has been fully collected.

(Note iv) On March 30 and May 20, 2021, Ambow Shengying and Ambow Education Inc. entered into loan agreements with Beijing Yisen Technology Service Co., Ltd. (“Yisen”) to lend cash in RMB 1,000 and US$ 500 to Yisen, respectively. The loans are interest free and with one-year terms. The loan agreements are without any requirements for collateral or pledge on the loans. No allowance upon such loans were provided in the year of 2021.

(Note v) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.

(Note vi) Addition of allowance during the years of 2020 and 2021 was mainly provided against third parties due to the remote recoverability. Certain provisions were written off after all collection efforts being exhausted and the potentials for recovery was remote.